Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 622,591	$ 8,569
Expense related to issuance of debt	(1,900,454)	(1,026,065)
Amortized cost	2,127,973	2,780,392
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,794,470,357	2,091,463,996
Loans obtained-financing institutions	1,056,523,887	881,401,059
Debt payments	(1,148,872,172)	(978,854,627)
Accrued interest	163,614,450	153,446,638
Interest (paid)	(148,380,958)	(144,121,371)
Foreign exchange	261,416,691	(208,865,338)
At the end of the year	$ 1,978,772,255	$ 1,794,470,357